Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rate

The following is a summary of weighted average remaining lease terms and discount rate for all of the Company’s operating leases:

	December 31, 2024	December 31, 2023
weighted average remaining lease term (years)	2.49	1.60
weighted average discount rate	13%	13%

The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2024 and 2023 were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Components of lease expense:
Operating lease cost	$44	$56
	Year ended December 31, 2024	Year ended December 31, 2023
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$42	$56

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of December 31, 2024 were as follows:

2025	$52
2026	$52
2027	$29
Total operating lease payments	$133
Less: imputed interest	$(29)
Present value of lease liability	$104